UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Banks--3.6%
First Republic Bank	53,750	2,075,825
Prosperity Bancshares	53,070	2,514,987
		4,590,812
Capital Goods--12.9%
AMETEK	58,874	2,552,777
Dover	27,510	2,004,929
Fortune Brands Home & Security	52,860a	1,978,550
Foster Wheeler	77,320a	1,766,762
Jacobs Engineering Group	52,950a	2,977,908
Roper Industries	25,509	3,247,551
Triumph Group	24,220	1,901,270
		16,429,747
Commercial & Professional Services--1.1%
Towers Watson & Co., Cl. A	20,550	1,424,526
Consumer Durables & Apparel--3.0%
Fossil	18,200a	1,758,120
Under Armour, Cl. A	40,010a	2,048,512
		3,806,632
Consumer Services--3.5%
Starwood Hotels & Resorts
Worldwide	40,540b	2,583,614
Wynn Resorts	15,560	1,947,490
		4,531,104
Diversified Financials--1.6%
Affiliated Managers Group	13,170a	2,022,517
Energy--10.7%
Cameron International	40,180a	2,619,736
Concho Resources	27,950a	2,723,169
Dresser-Rand Group	42,250a	2,605,135
McDermott International	162,280a	1,783,457

QEP Resources	62,380	1,986,179
Valero Energy	41,630	1,893,749
		13,611,425
Food & Staples Retailing--2.0%
Whole Foods Market	29,480	2,557,390
Food, Beverage & Tobacco--1.6%
Dr. Pepper Snapple Group	42,370	1,989,271
Health Care Equipment & Services--10.3%
AmerisourceBergen	54,460	2,801,967
Catamaran	35,378a	1,876,095
Hologic	86,030a	1,944,278
MEDNAX	22,440a	2,011,297
Universal Health Services, Cl. B	39,640	2,531,807
WellCare Health Plans	32,940a	1,909,202
		13,074,646
Insurance--1.6%
Fidelity National Financial, Cl. A	82,870	2,090,810
Materials--1.7%
Reliance Steel & Aluminum	31,340	2,230,468
Media--1.7%
Interpublic Group of Cos.	170,460	2,221,094
Pharmaceuticals, Biotech & Life Sciences--10.5%
Alexion Pharmaceuticals	17,730a	1,633,642
Alkermes	96,940a	2,298,447
Cubist Pharmaceuticals	41,070a	1,922,897
Mylan	111,900a	3,238,386
Onyx Pharmaceuticals	24,040a	2,136,194
Salix Pharmaceuticals	41,190a	2,108,104
		13,337,670
Real Estate--4.6%
AvalonBay Communities	15,160b	1,920,317
Boston Properties	18,560b	1,875,674
Digital Realty Trust	30,150b,c	2,017,337
		5,813,328
Retailing--6.9%
GNC Holdings, Cl. A	71,490	2,808,127
LKQ	104,820a	2,280,883

Rent-A-Center	51,390		1,898,347
Urban Outfitters	46,750	a	1,811,095
			8,798,452
Semiconductors & Semiconductor Equipment--7.2%
Analog Devices	43,880		2,039,981
Applied Materials	147,710		1,991,131
Lam Research	76,210	a	3,159,667
Xilinx	51,550		1,967,663
			9,158,442
Software & Services--12.0%
Akamai Technologies	78,300	a	2,763,207
Citrix Systems	36,750	a	2,651,880
Electronic Arts	119,940	a	2,122,938
Rackspace Hosting	48,250	a	2,435,660
Synopsys	82,160	a	2,947,901
Vantiv, Cl. A	98,400		2,336,016
			15,257,602
Technology Hardware & Equipment--3.0%
F5 Networks	18,460	a	1,644,417
Juniper Networks	118,580	a	2,198,473
			3,842,890
Total Common Stocks
(cost $109,940,457)			126,788,826

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,138,378)	1,138,378	[d]	1,138,378
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,702,568)	1,702,568	[d]	1,702,568
Total Investments (cost $112,781,403)	101.7%		129,629,772
Liabilities, Less Cash and Receivables	(1.7%)		(2,174,270)

Net Assets	100.0%	127,455,502

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $1,663,048 and the value of the collateral held by the fund was $1,702,568.
d Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $16,848,369 of which $18,338,349 related to appreciated investment securities and $1,489,980 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.9
Software & Services	12.0
Energy	10.7
Pharmaceuticals, Biotech & Life Sciences	10.5
Health Care Equipment & Services	10.3
Semiconductors & Semiconductor Equipment	7.2
Retailing	6.9
Real Estate	4.6
Banks	3.6
Consumer Services	3.5
Consumer Durables & Apparel	3.0
Technology Hardware & Equipment	3.0
Money Market Investments	2.2
Food & Staples Retailing	2.0
Materials	1.7
Media	1.7
Diversified Financials	1.6
Food, Beverage & Tobacco	1.6
Insurance	1.6
Commercial & Professional Services	1.1
101.7

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	126,788,826	-	-	126,788,826
Mutual Funds	2,840,946	-	-	2,840,946

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)